Label	Element	Value
International Equity Portfolio | International Equity Portfolio
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Supplement [Text Block]	ck0001003239_SupplementTextBlock

SEASONS SERIES TRUST

Supplement to the Statutory Prospectus Dated July 30, 2012

On March 21, 2013, the Board of Trustees of Seasons Series Trust approved a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC (“Janus”) and Janus Capital Singapore Pte. Limited (“JCSL”) with respect to the International Equity Portfolio (the “Portfolio”). There will be no increase to the Portfolio’s fees or expenses as a result of the approval.

Risk/Return [Heading]	rr_RiskReturnHeading	International Equity Portfolio
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective immediately, in the section titled “PERFORMANCE INFORMATION,” the following is inserted after the first full paragraph:

Janus Capital Singapore Pte. Limited (“JCSL”) began to serve as a sub-sub-adviser to the Portfolio pursuant to a Sub-Sub-Advisory Agreement between Janus Capital Management, LLC (“Janus”) and JCSL effective March 21, 2013.